Shareholder Report, Average Annual Return (Details) 74200173800_Putnam VT George Putnam Balanced Fund_Class IB_TSR Annual {Class IB}		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class IB
Average Annual Return, Percent		13.95%	8.85%	10.17%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		17.15%	13.15%	14.29%
George Putnam Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		George Putnam Blended Index
Average Annual Return, Percent	[1]	14.02%	8.64%	9.98%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%	14.42%	14.82%

[1]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.